(Impairments)/reversal of impairments (Details) R in Millions	12 Months Ended
	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R) R / oz	Dec. 31, 2022 ZAR (R)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of mining assets	R (9,113)	R (38,492)	R (1)
Impairment of intangible assets	0	(86)	0
Impairment of goodwill	0	(8,435)	0
Impairment of investment in equity-accounted investee	(9,173)	(47,013)
Other reversal of impairment	0	0	7
Total (impairments)/reversal of impairments	(9,173)	(47,454)	6
PPE impairment of joint venture	19	1,384	(145)
Mining assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of mining assets		(16,844)
Mimosa
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of mining assets	(1,864)
Impairment of investment in equity-accounted investee	0	R (423)	0
Decrease in useful life		5.30%
PPE impairment of joint venture		R 1,384
Average PGM (4E) basket price (in ZAR per ounce) | R / oz		26,632
Nominal discount rate		31.20%
Recoverable amount		R 2,757
Mimosa | Mining assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Life-of-mine		11 years
Right-of-use assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of mining assets	(60)	R 0	0
Investment in equity-accounted investee
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of investment in equity-accounted investee	0	(423)	0
Impairment of loan to equity-accounted investee	R 0	R (18)	R 0